Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

Other tax payables (Note 1)	3,239,430	4,564,615
Accrued expenses (Note 2)	2,106,993	4,665,599
Others	609,533	985,186
Total	5,955,956	10,215,400

Note 1: Other tax payables as of September 30, 2020, mainly consisted of value-added tax payable of US$4.6 million and other taxes such as individual income tax and stamp duty tax.

Note 2: Accrued expenses mainly consisted of accrued professional service fees and other miscellaneous accrued marketing and operation expenses.